Property, Plant, and Equipment and Other Assets (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense		$ 189	$ 342	$ 1,102	$ 170
Gain (loss) on disposition of property plant equipment		$ 1	$ 30	$ (352)	$ 599
Electrical Contract [Member]
Payments for deposits	$ 120